SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Segments [Abstract]
FFO	$ 210	$ 227	$ 438	$ 429
Depreciation and amortization of real estate assets	(66)	(58)	(131)	(115)
Fair value gains, net	770	454	1,387	378
Share of equity accounted income - non-FFO	84	(55)	85	66
Income tax expense	(146)	(78)	(86)	(236)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(318)	(251)	(629)	(449)
Net income attributable to unitholders	534	239	1,064	73
Non-controlling interests of others in operating subsidiaries and properties	517	425	1,010	778
Net income	$ 1,051	$ 664	$ 2,074	$ 851